 <SUBMISSION>
      <TYPE>  N-Q
      <FILER>
            <CIK>  0000924727
            <CCC>  xxxxxxx
      </FILER>
      <INVESTMENT-CO-TYPE>  N-1A
      <INCLUDE-ALL-SERIES>  No
      <EXISTING-SERIES-CLASS>
            <SERIES-ID>  S000035260
            <CLASS-ID>  C000108480
      </EXISTING-SERIES-CLASS>
      <NOTIFY-INTERNET>  kcfpafinancialreporting@statestreet.com
      <NOTIFY-INTERNET>  FPAFundsLegal@StateStreet.com
      <NOTIFY-INTERNET>  atwood@fpafunds.com
      <NOTIFY-INTERNET>  funds@toppanmerrill.com
      <PERIOD>  03/30/2019
      <SROS>  NONE
      <SUBMISSION-CONTACT>
            <NAME>  EDGAR  Advantage  Service  Team
            <PHONE>  (800)  688  -  1933
      </SUBMISSION-CONTACT>

ITEM 1. Schedule of Investments.

FPA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

March 31, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
APPLICATION SOFTWARE — 9.9%
SAP SE (Germany)	43,114	$4,984,173
Sumo Group plc (Britain)(a)	3,442,464	5,883,799
Tencent Holdings Ltd. (China)	127,759	$5,875,353
TOTVS SA (Brazil)(a)	658,914	6,630,624
		$23,373,949
BEVERAGES — 6.5%
Ambev SA (Brazil)(a)	1,462,964	$6,288,501
Britvic plc (Britain)	330,378	4,100,209
Fomento Economico Mexicano SAB de CV (Mexico)	542,901	5,004,358
		$15,393,068
PROFESSIONAL SERVICES — 4.3%
Pagegroup plc (Britain)	1,029,424	$6,306,453
Randstad NV (Netherlands)	78,308	3,823,617
		$10,130,070
AIRLINES — 4.0%
Ryanair Holdings plc (Ireland)(a)	716,611	$9,377,011

FUNERAL SERVICES — 3.0%
Dignity plc (Britain)	798,741	$7,120,990

ADVERTISING & MARKETING — 2.7%
Stroeer SE & Co. KGaA (Germany)	110,403	$6,470,351

INFORMATION TECHNOLOGY SERVICES — 2.7%
Capgemini SE (France)	52,916	$6,420,925

FLOW CONTROL EQUIPMENT — 2.7%
Sulzer AG (Switzerland)	65,477	$6,390,182

HEALTH CARE SUPPLIES — 2.7%
EssilorLuxottica SA (France)	57,610	$6,293,309

SPECIALTY APPAREL STORES — 2.6%
Industria de Diseno Textil SA (Spain)	211,831	$6,228,136

INVESTMENT COMPANIES — 2.6%
Melrose Industries plc (Britain)	2,553,660	$6,099,523

OTHER SPECIALTY RETAIL - DISCRETIONARY — 2.5%
GrandVision NV (Netherlands)	277,095	$6,003,287

BANKS — 2.5%
AIB Group plc (Ireland)	1,331,846	$5,993,349

See Notes to Financial Statements.

	Shares	Fair Value
COMMON STOCKS — Continued
NON WOOD BUILDING MATERIALS — 2.5%
Cie de Saint-Gobain (France)	162,470	$5,890,996

FOOD SERVICES — 2.4%
Sodexo SA (France)	51,337	$5,653,199

COMMERCIAL & RESIDENTIAL BUILDING EQUIPMENT & SYSTEMS — 2.4%
Volution Group plc (Britain)	2,538,314	$5,603,714

HEALTH CARE SUPPLY CHAIN — 2.3%
Profarma Distribuidora de Produtos Farmaceuticos SA (Brazil)(a)	4,932,642	$5,455,027

GENERAL MERCHANDISE STORES — 2.3%
Magazine Luiza SA (Brazil)	120,657	$5,326,615

MANAGED HEALTH CARE — 2.2%
Notre Dame Intermedica Participacoes SA (Brazil)	614,771	$5,150,112

SPECIALTY CHEMICALS — 2.2%
IMCD NV (Netherlands)	66,667	$5,086,462

SPECIALTY PHARMACEUTICALS — 2.0%
Hypera SA (Brazil)(a)	721,915	$4,775,460

PACKAGED FOOD — 1.8%
Nestle SA (Switzerland)	43,450	$4,142,975

DEFENSE PRIMES — 1.7%
Avon Rubber plc (Britain)	235,914	$3,994,459

EDUCATIONAL SERVICES — 1.3%
G8 Education Ltd. (Australia)	1,395,242	$3,006,191

HOUSEHOLD PRODUCTS — 1.0%
L’Oreal SA (France)	8,851	$2,383,498

OTHER COMMERCIAL SERVICES — 0.2%
Edenred (France)	13,015	$592,710

OTHER COMMON STOCKS — 4.9%(a)(b)		$11,573,336

TOTAL COMMON STOCKS — 77.9% (Cost $191,498,682)		$183,928,904

TOTAL INVESTMENT SECURITIES — 77.9% (Cost $191,498,682)		$183,928,904

See Notes to Financial Statements.

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS — 20.6%
State Street Bank Repurchase Agreement — 0.50% 4/1/2019 (Dated 03/29/2019, repurchase price of $48,771,032, collateralized by $49,425,000 principal amount U.S. Treasury Notes - 2.375% 2022, fair value $49,747,498)	$48,769,000	$48,769,000
TOTAL SHORT-TERM INVESTMENTS (Cost $48,769,000)		$48,769,000
TOTAL INVESTMENTS — 98.5% (Cost $240,267,682)		$232,697,904
Other Assets and Liabilities, net — 1.5%		3,543,303
NET ASSETS — 100.0% — NOTE 2		$236,241,207

(a)         Non-income producing security.

(b)         As permitted by U.S. Securities and Exchange Commission regulations, “Other” Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.

Foreign Currency Exchange Contracts

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Valuation at March 31, 2019	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	USD	6,867,598	BRL	25,780,000	5/13/2019	$6,566,057	$301,541	—
Barclays Bank PLC	USD	12,218,692	BRL	45,770,000	5/24/2019	11,647,329	571,363	—
Barclays Bank PLC	USD	1,925,134	EUR	1,690,000	5/13/2019	1,902,314	22,820	—
Barclays Bank PLC	USD	32,378,431	EUR	28,287,000	6/20/2019	31,942,811	435,620	—
Total						$52,058,511	$1,331,344	—

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the NYSE. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Currency forwards are valued at the closing currency exchange rate which is not materially different from the forward rate. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The following table presents the valuation levels of the Fund’s investments as of March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Application Software	$6,630,624	$16,743,325	—	$23,373,949
Beverages	11,292,859	4,100,209	—	15,393,068
Professional Services	—	10,130,070	—	10,130,070
Airlines	9,377,011	—	—	9,377,011
Funeral Services	7,120,990	—	—	7,120,990
Advertising & Marketing	—	6,470,351	—	6,470,351
Information Technology Services	—	6,420,925	—	6,420,925
Flow Control Equipment	—	6,390,182	—	6,390,182
Health Care Supplies	—	6,293,309	—	6,293,309
Specialty Apparel Stores	—	6,228,136	—	6,228,136
Investment Companies	—	6,099,523	—	6,099,523
Other Specialty Retail - Discretionary	—	6,003,287	—	6,003,287
Banks	—	5,993,349	—	5,993,349
Non Wood Building Materials	—	5,890,996	—	5,890,996
Food Services	—	5,653,199	—	5,653,199
Commercial & Residential Building Equipment & Systems	5,603,714	—	—	5,603,714
Health Care Supply Chain	5,455,027	—	—	5,455,027
General Merchandise Stores	5,326,615	—	—	5,326,615
Managed Health Care	5,150,112	—	—	5,150,112
Specialty Chemicals	—	5,086,462	—	5,086,462
Specialty Pharmaceuticals	4,775,460	—	—	4,775,460
Packaged Food	—	4,142,975	—	4,142,975
Defense Primes	3,994,459	—	—	3,994,459
Educational Services	—	3,006,191	—	3,006,191
Household Products	—	2,383,498	—	2,383,498
Other Commercial Services	—	592,710	—	592,710
Other Common Stocks	—	11,573,336	—	11,573,336
Short-Term Investment	—	48,769,000	—	48,769,000
	$64,726,871	$167,971,033	—	$232,697,904
Forward Foreign Currency Contracts (currency risk) Receivable	—	$1,331,344	—	$1,331,344

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were transfers of $82 from Level 1 to Level 2 and $50,124,339 from Level 2 to Level 1 during the period ended March 31, 2019. The transfers between Level 2 and Level 1 of the fair value hierarchy during the period ended March 31, 2019, were due to changes in valuation of international equity securities from the exchange closing price to the fair value price.

Forward foreign currency contracts:  Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2019 (excluding short-term investments), was $198,071,431 for federal income tax purposes. Net unrealized depreciation consists of:

Gross unrealized appreciation:	$9,588,168
Gross unrealized depreciation:	(23,730,695)
Net unrealized depreciation:	$(14,142,527)